Nature of Operations and Going Concern	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Nature of Operations and Going Concern

1.	Nature of Operations and Going Concern

Frontier Nuclear and Minerals Inc. (Formerly Snow Lake Resources Ltd.) (“Frontier” or the “Company”) was incorporated in the Province of Manitoba, Canada under the Corporations Act (Manitoba) on May 25, 2018. The Company is a nuclear fuel cycle company and is focused on advancing a strategy to build a focused U.S. nuclear fuel cycle platform with exposure to uranium resources and select downstream technologies. The corporate and registered office of the Company is 360 Main St, 30th Floor, Winnipeg, Manitoba, R3C 4G1, Canada.

On November 22, 2021, the Company was listed for trading under the NASDAQ Composite. Effective March 16, 2026, the Company changed its legal name from Snow Lake Resources Ltd. to Frontier Nuclear and Minerals Inc. and its Nasdaq trading symbol from ‘LITM’ to ‘FNUC’.

For the six months ended December 31, 2025, the Company incurred a net loss of $14,954,249 (2024 – $2,357,257), had negative cash flow from operations of $4,443,988 (2024 – $2,554,578), and as at December 31, 2025, the Company had an accumulated deficit of $57,488,275 (June 30, 2025 – $42,534,026). The Company has no source of operating cash flow. The Company’s ability to continue as a going concern is dependent upon the Company achieving profitable operations to generate sufficient cash flows to fund continuing operations, or, in the absence of adequate cash flows from operations, obtaining additional financing to support operations for the foreseeable future. It is not possible to predict whether financing efforts will be successful or if the Company will attain profitable levels of operations. These conditions, and the unpredictability of the mining business, represent material uncertainties which may cast significant doubt upon the Company’s ability to continue as a going concern.

These unaudited condensed interim consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, and do not reflect the adjustments to the carrying values of assets and liabilities and the reported revenues and expenses, and classifications of statements of financial position that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.